Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Tax rate percentage	25.00%	25.00%	25.00%
Income tax description	The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on March 14, 2022 jointly issued Cai Shui 2022 No. 13. This clarified that from January 1, 2022 to December 31, 2024, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%).
Deferred tax assets (in Dollars)	$ 581,691	$ 105,845
Net operation loss (in Dollars)	$ 20,194	$ 75,729
Trucking Services [Member]
Income Taxes [Line Items]
VAT tax rate	9.00%
Liquor Distribution [Member]
Income Taxes [Line Items]
VAT tax rate	13.00%
Car owner services [Member]
Income Taxes [Line Items]
VAT tax rate	6.00%
PRC [Member]
Income Taxes [Line Items]
Enterprises income tax rate	25.00%
Net operation loss (in Dollars)	$ 758,124
Hong Kong [Member]
Income Taxes [Line Items]
Tax rate percentage	16.50%